STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (identified cost, $868,144,502)                      $843,654,978
  Cash                                                                                      244,319
  Foreign currency, at value (cost $1,183,244)                                            1,172,358
  Receivable for investments sold                                                        24,727,371
  Receivable for Fund shares sold                                                         1,034,350
  Interest receivable                                                                    16,887,084
  Unrealized appreciation on forward foreign currency
    exchange contracts (Note 7)                                                           2,831,862
  Prepaid expenses                                                                           17,135
                                                                                       ------------
    Total assets                                                                        890,569,457

LIABILITIES
  Payable for investments purchased                                 $15,224,906
  Payable for Fund shares redeemed                                      215,340
  Unrealized depreciation on forward foreign currency
    exchange contracts (Note 7)                                      14,696,859
  Distributions payable                                               1,819,243
  Options written, at value (premiums received,
    $7,360,423) (Note 7)                                              7,538,545
  Accrued accounting, custody and transfer agent fees                    83,186
  Accrued trustees' fees and expenses (Note 2)                           14,983
  Accrued expenses and other liabilities                                 49,685
                                                                     ----------
    Total liabilities                                                                    39,642,747
                                                                                       ------------
NET ASSETS                                                                             $850,926,710
                                                                                       ============
NET ASSETS CONSIST OF:
  Paid-in capital                                                                      $896,781,813
  Accumulated net realized loss                                                         (17,222,044)
  Undistributed net investment income                                                     7,794,189
  Net unrealized depreciation                                                           (36,427,248)
                                                                                       ------------
TOTAL NET ASSETS                                                                       $850,926,710
                                                                                       ============
NET ASSETS ATTRIBUTABLE TO:
    Institutional Class                                                                $850,826,471
                                                                                       ============
    Service Class                                                                      $    100,239
                                                                                       ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
    Institutional Class                                                                  39,287,097
                                                                                       ============
    Service Class                                                                             4,660
                                                                                       ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
  (Net Assets/Shares outstanding)
    Institutional Class                                                                $      21.66
                                                                                       ============
    Service Class                                                                      $      21.51
                                                                                       ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Interest income (net of foreign withholding taxes of $30,700)                            $27,281,679
                                                                                           -----------
    Total investment income                                                                 27,281,679

EXPENSES
  Investment advisory fee (Note 2)                                     $ 1,868,381
  Accounting and custody fees                                              438,342
  Legal and audit services                                                  56,357
  Trustees' fees and expenses (Note 2)                                      27,576
  Registration fees                                                         17,454
  Insurance expense                                                         11,350
  Transfer agent fees - Institutional Class                                 11,120
  Transfer agent fees - Service Class                                        1,872
  Service fees - Service Class                                                  55
  Miscellaneous                                                             20,226
                                                                       -----------
    Total expenses                                                       2,452,733

Deduct:
  Reimbursement of operating expenses - Service Class
    (Note 2)                                                                (1,858)
                                                                       -----------
    Total expense deductions                                                (1,858)
                                                                       -----------
      Net expenses                                                                           2,450,875
                                                                                           -----------
        Net investment income                                                               24,830,804
                                                                                           -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Investment security transactions                                   (39,547,529)
    Written options transactions                                        (5,278,087)
    Foreign currency transactions and forward foreign
      currency exchange contracts                                       73,912,881
                                                                       -----------
      Net realized gain                                                                     29,087,265
  Change in unrealized appreciation (depreciation)
    Investment securities                                                 (892,047)
    Written options                                                     11,276,665
    Foreign currency and forward foreign currency
      exchange contracts                                               (28,824,100)
                                                                       -----------
      Net change in unrealized appreciation
        (depreciation)                                                                     (18,439,482)
                                                                                           -----------
    Net realized and unrealized gain                                                        10,647,783
                                                                                           -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                 $35,478,587
                                                                                           ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                 SIX MONTHS ENDED
                                                                                  JUNE 30, 2000             YEAR ENDED
                                                                                   (UNAUDITED)           DECEMBER 31, 1999
                                                                                 ----------------        -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                                           $   24,830,804          $   77,720,041
  Net realized gain (loss)                                                            29,087,265             (46,794,068)
  Change in unrealized appreciation (depreciation)                                   (18,439,482)            (25,439,155)
                                                                                  --------------          --------------
  Net increase in net assets from investment operations                               35,478,587               5,486,818
                                                                                  --------------          --------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1G)
  From net investment income
    Institutional Class                                                              (20,124,895)           (107,801,609)
    Service Class                                                                         (1,152)                     --
  From net realized gains on investments Institutional Class                                  --                (633,288)
                                                                                  --------------          --------------
  Total distributions to shareholders                                                (20,126,047)           (108,434,897)
                                                                                  --------------          --------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 5)
  Net proceeds from sale of shares
    Institutional Class                                                               48,333,839             289,944,558
    Service Class                                                                        573,783                      --
  Value of shares issued to shareholders in payment of distributions declared
    Institutional Class                                                               16,407,755              84,762,409
    Service Class                                                                          1,152                      --
  Cost of shares redeemed
    Institutional Class                                                             (280,712,525)           (572,699,748)
    Service Class                                                                       (472,400)                     --
                                                                                  --------------          --------------
  Net decrease in net assets from Fund share transactions                           (215,868,396)           (197,992,781)
                                                                                  --------------          --------------
TOTAL DECREASE IN NET ASSETS                                                        (200,515,856)           (300,940,860)

NET ASSETS
  At beginning of period                                                           1,051,442,566           1,352,383,426
                                                                                  --------------          --------------
  At end of period (including undistributed net
    investment income of $7,794,189 and $3,089,432,
    respectively)                                                                 $  850,926,710          $1,051,442,566
                                                                                  ==============          ==============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

                   FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
--------------------------------------------------------------------------------

                                                  SIX MONTHS
                                                    ENDED
                                                   JUNE 30,                         YEAR ENDED DECEMBER 31,
                                                     2000       ----------------------------------------------------------------
                                                (UNAUDITED)(1)     1999(1)       1998(1)       1997(1)      1996(1)      1995
                                                --------------  ------------  ------------  ------------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD               $  21.32      $    23.22    $    22.81    $    23.25    $  23.21    $  21.30
                                                   --------      ----------    ----------    ----------    --------    --------
FROM INVESTMENT OPERATIONS:
  Net investment income                                0.57            1.34          1.38          1.54        1.72        1.96
  Net realized and unrealized gain
    (loss) on investments                              0.27           (1.15)         0.58          1.16        1.73        1.84
                                                   --------      ----------    ----------    ----------    --------    --------
Total from investment operations                       0.84            0.19          1.96          2.70        3.45        3.80
                                                   --------      ----------    ----------    ----------    --------    --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                          (0.50)          (2.08)        (1.21)        (2.86)      (2.64)      (1.89)
  From net realized gain on investments                  --           (0.01)        (0.34)        (0.28)      (0.77)         --
                                                   --------      ----------    ----------    ----------    --------    --------
Total distributions to shareholders                   (0.50)          (2.09)        (1.55)        (3.14)      (3.41)      (1.89)
                                                   --------      ----------    ----------    ----------    --------    --------
NET ASSET VALUE, END OF PERIOD                     $  21.66      $    21.32    $    23.22    $    22.81    $  23.25    $  23.21
                                                   ========      ==========    ==========    ==========    ========    ========
TOTAL RETURN                                           3.97%++         0.79%         8.73%        11.86%      15.28%      18.13%
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)               0.53%+          0.52%         0.52%         0.53%       0.53%       0.51%
  Net Investment Income (to average
    daily net assets)                                  5.32%+          5.82%         5.92%         6.37%       7.17%       8.09%
  Portfolio Turnover                                    142%++          162%          156%          173%        226%        165%
  Net Assets, End of Period (000's omitted)        $850,826      $1,051,443    $1,352,383    $1,172,695    $840,133    $803,537

-----------------
(1)  Calculated based on average shares outstanding.
+    Computed on an annualized basis.
++   Not annualized.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

                      FINANCIAL HIGHLIGHTS - SERVICE CLASS
--------------------------------------------------------------------------------

                                                                   PERIOD
                                                                    ENDED
                                                                JUNE 30, 2000
                                                              (UNAUDITED)(1)(2)
                                                              -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $21.48
                                                                   ------
  FROM INVESTMENT OPERATIONS:
  Net investment income                                              0.18
  Net realized and unrealized gain on investments                    0.35
                                                                   ------
Total from investment operations                                     0.53
                                                                   ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                        (0.50)
                                                                   ------
Total distributions to shareholders                                 (0.50)
                                                                   ------
NET ASSET VALUE, END OF PERIOD                                     $21.51
                                                                   ======
TOTAL RETURN+++                                                      3.36%++
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)*                            0.78%+
  Net Investment Income (to average daily net assets)*               4.64%+
  Portfolio Turnover                                                  142%++
  Net Assets, End of Period (000's omitted)                        $  100

-----------------
* For the period indicated, the investment adviser voluntarily agreed to reimburse the Class for a portion of its operating expenses. If this voluntary action had not been taken, the investment loss per share and ratios would have been:

     Net investment loss per share                                 $(0.14)

     Ratios (to average daily net assets):
       Expenses                                                      9.06%+
       Net investment loss                                          (3.64)%+

(1)  Calculated based on average shares outstanding.
(2)  Service Class commenced operations on April 25, 2000.
+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                              PAR              VALUE
SECURITY                                                      RATE       MATURITY            VALUE*          (NOTE 1A)
-----------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 94.4%

GOVERNMENT/OTHER -- 91.3%

CANADA -- 6.9%
Canada Government                                            5.500%     06/01/2009      $  23,850,000      $ 15,709,436
Canada Government                                            6.000%     06/01/2008         19,085,000        12,950,996
Canada Government                                            6.000%     09/01/2005         43,815,000        29,700,121
                                                                                                           ------------
                                                                                                             58,360,553
                                                                                                           ------------
DENMARK -- 0.0%
Denmark Realkredit+                                          8.000%     10/01/2026              2,000               260
                                                                                                           ------------
EURODOLLAR -- 28.4%
Bulgaria FLIRB Series A(a)                                   2.750%     07/28/2012          4,870,000         3,567,275
Bundes Obligation+                                           4.500%     08/19/2002         45,960,000        43,452,558
Bundes Obligation+                                           5.000%     08/20/2001         14,610,000        13,963,578
Bundes Obligation Ser 117 Notes+                             5.125%     11/21/2000         23,710,000        22,672,265
Bundes Obligation Ser 118 Notes+                             5.250%     02/21/2001         16,340,000        15,637,315
Clear Channel Communications                                 6.500%     07/07/2005          5,225,000         4,984,683
Deutschland Republic+                                        5.375%     01/04/2010         18,725,000        18,007,356
Deutschland Republic+                                        5.625%     01/04/2028         21,010,000        20,172,686
Deutschland Republic+                                        6.250%     01/04/2024         17,600,000        18,115,229
Deutschland Republic+                                        6.500%     07/04/2027         23,225,000        24,845,128
Enron Corp.+                                                 4.375%     04/08/2005            520,000           459,646
Federal Republic of Germany+                                 4.750%     11/20/2001         13,585,000        12,929,451
Flextronics International                                    9.750%     07/01/2010          1,000,000           978,670
Ford Motor Credit Co.                                        3.750%     07/12/2004          4,100,000         3,622,280
Fort James Corp. Notes+                                      4.750%     06/29/2004          4,795,000         4,300,782
General Motors Acceptance Corp.+                             5.500%     02/02/2005          5,730,000         5,367,420
Italian Government BTPS Notes NCL                            6.500%     11/01/2027          8,790,000         9,009,555
Lehman Brothers Holdings PLC Medium Term Notes(a)            4.739%     08/25/2003         10,250,000         9,707,859
Level 3 Communications Inc.+                                10.750%     03/15/2008          3,325,000         2,984,227
Level 3 Communications Inc.+                                11.250%     03/15/2010          1,300,000         1,166,766
Metromedia Fiber Network+                                   10.000%     12/15/2009          5,247,000         4,809,442
Winstar Communications 144A+                                12.750%     04/15/2010          1,180,000         1,070,331
                                                                                                           ------------
                                                                                                            241,824,502
                                                                                                           ------------
GERMANY -- 2.9%
Colt Telecom Group PLC 144A Notes+                           7.625%     07/31/2008         24,075,000        10,695,202
Exide Holding Corp.+                                         9.125%     04/15/2004         10,000,000         4,588,906
Exide Holding Europe 144A Notes+                             9.125%     04/15/2004          2,625,000         1,204,588
Haus Limited(a)                                              4.900%     05/01/2035          7,546,137         3,643,362
Uruguay Notes NCL+                                           8.000%     09/08/2000         10,000,000         4,894,019
                                                                                                           ------------
                                                                                                             25,026,077
                                                                                                           ------------
IRELAND -- 0.1%
Esat Telecom Group PLC+                                     11.875%     11/01/2009          1,075,000         1,283,013
                                                                                                           ------------
JAPAN -- 20.5%
Deutsche Telekom                                             1.500%     06/15/2005        607,000,000         5,715,559

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                               PAR               VALUE
SECURITY                                                      RATE       MATURITY             VALUE*           (NOTE 1A)
-------------------------------------------------------------------------------------------------------------------------
JAPAN (CONTINUED)
Ford Motor Credit Corp.+                                     1.200%     02/07/2005     $   2,430,000,000     $ 22,710,263
General Motors+                                              1.250%     12/20/2004         1,445,000,000       13,549,030
IBM Corp. Notes                                              0.900%     04/14/2003           825,000,000        7,760,416
Italy Euroyen Notes+                                         1.800%     02/23/2010         1,960,000,000       18,609,509
Italy Euroyen Notes+                                         5.000%     12/15/2004           725,000,000        8,024,716
Italy Euroyen Notes NCL+                                     3.750%     06/08/2005           235,000,000        2,500,304
KFW International Finance                                    1.750%     03/23/2010           717,000,000        6,765,923
McDonald's Corp.                                             2.000%     03/09/2010         1,155,000,000       10,896,265
Mexican Notes NCL+                                           3.100%     04/24/2002         1,125,000,000       10,845,344
Oesterreich KontrollBank                                     1.800%     03/22/2010         1,021,000,000        9,692,392
Procter & Gamble+                                            1.500%     12/07/2005         1,480,000,000       13,952,828
Province of Ontario                                          1.875%     01/25/2010         1,846,000,000       17,434,936
Spanish Government                                           4.750%     03/14/2005           700,000,000        7,721,565
Uruguay Notes+                                               2.500%     04/24/2002           500,000,000        4,759,742
Westpac Banking+                                             0.875%     09/22/2003         1,431,000,000       13,444,522
                                                                                                             ------------
                                                                                                              174,383,314
                                                                                                             ------------
LUXEMBOURG -- 0.6%
PTC International Finance II SA+                            11.250%     12/01/2009             4,930,000        4,883,683
                                                                                                             ------------
NETHERLANDS -- 5.4%
Deutsche Telekom                                             6.125%     07/06/2005             3,770,000        3,613,994
KPN-Qwest B.V. 144A Private Placement+                       7.125%     06/01/2009             8,225,000        7,244,605
Koninklijke Ahold NV                                         4.000%     05/19/2005             1,250,000        1,300,915
Mannesmann Finance(a)                                        4.073%     07/15/2002             7,000,000        6,651,051
Netherland Government Notes                                  5.500%     07/15/2010            26,000,000       24,991,126
Versatel Telecom                                             4.000%     03/30/2005             1,350,000        1,208,419
Versatel Telecom                                             4.000%     12/17/2004               620,000          686,692
                                                                                                             ------------
                                                                                                               45,696,802
                                                                                                             ------------
NEW ZEALAND -- 2.4%
Fletcher Challenge+                                         11.250%     12/15/2002            13,000,000        6,379,378
Fletcher Challenge+                                         14.500%     09/30/2000             8,030,000        3,815,326
Fletcher Challenge CVT+                                     10.000%     04/30/2005             3,900,000        1,882,997
Nufarm Ltd. Notes+                                           9.800%     04/15/2002            17,600,000        8,413,508
                                                                                                             ------------
                                                                                                               20,491,209
                                                                                                             ------------
SINGAPORE -- 2.2%
Singapore Government+                                        3.500%     02/01/2004            19,300,000       11,067,640
Singapore Government+                                        5.125%     11/15/2004            12,900,000        7,804,164
                                                                                                             ------------
                                                                                                               18,871,804
                                                                                                             ------------
SLOVAKIA -- 0.4%
Slovak Wireless                                             11.250%     03/30/2007             3,165,000        3,112,600
                                                                                                             ------------
SWEDEN -- 6.9%
Sweden Government Bond #1042+                                5.000%     01/15/2004           258,900,000       29,170,371
Sweden Government Bond #1044 NCL+                            3.500%     04/20/2006           285,000,000       29,541,549
                                                                                                             ------------
                                                                                                               58,711,920
                                                                                                             ------------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                     PAR                 VALUE
SECURITY                                                              RATE       MATURITY           VALUE*             (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------------------
TURKEY -- 0.3%
Turkish Treasury Bill++                                             34.164%     08/22/2001    $2,298,000,000,000      $  2,644,309
                                                                                                                      ------------
UNITED KINGDOM -- 12.7%
Alliance and Leicester Building Society+                             8.750%     12/07/2006             7,300,000        11,845,099
British Sky Broadcasting+                                            7.750%     07/09/2009             9,400,000        13,814,846
General Electric Capital Corp.+                                      5.125%     01/12/2004             4,000,000         5,782,005
IPC Magazines 144A(b)+                                               0.000%     03/15/2008             9,543,000         8,541,271
Inco Ltd.+                                                          15.750%     07/15/2006               796,000         1,677,853
Lehman Brothers Holdings PLC+                                        6.950%     06/22/2004             6,200,000         9,267,679
National Westminister Bank                                           6.625%     10/29/2049             5,250,000         4,794,898
OTE PLC+                                                             6.125%     02/07/2007             9,725,000         9,129,728
Royal Bank of Scotland 144A+                                         6.770%     03/31/2049             6,600,000         6,364,697
Tate & Lyle International Finance+                                   5.750%     10/06/2006             5,950,000         5,456,189
UK Treasury Gilt+                                                    9.000%     10/13/2008             5,375,000        10,058,620
UK Treasury Gilt Stock+                                              5.750%     12/07/2009             8,910,000        14,076,052
UK Treasury Gilt Stock+                                              6.000%     12/07/2028             3,650,000         6,847,670
                                                                                                                      ------------
                                                                                                                       107,656,607
                                                                                                                      ------------
YANKEE BONDS -- 1.6%
Asia Pulp and Paper Global Financial Notes+                         11.750%     10/01/2005             2,900,000         2,030,000
Fuji JGB Inv. L.L.C. Pfd 144A FLIRB                                  9.870%     12/31/2049             3,200,000         3,074,720
Mexico Global Bond                                                  11.375%     09/15/2016             2,325,000         2,627,250
Republic of Panama 144A Notes+                                       7.875%     02/13/2002             6,100,000         5,993,250
                                                                                                                      ------------
                                                                                                                        13,725,220
                                                                                                                      ------------
Total Government/Other (Cost $799,997,157)                                                                             776,671,873
                                                                                                                      ------------
U.S. TREASURY OBLIGATIONS -- 3.1%

TREASURY BONDS -- 3.1%
U.S. Treasury Bond+                                                  9.250%     02/15/2016             7,225,000         9,375,594
U.S. Treasury Inflation Index Bond                                   4.045%     01/15/2009            16,900,000        17,372,434
                                                                                                                      ------------
                                                                                                                        26,748,028
                                                                                                                      ------------
Total U.S. Treasury Obligations (Cost $26,450,690)                                                                      26,748,028
                                                                                                                      ------------
TOTAL BONDS AND NOTES (COST $826,447,847)                                                                              803,419,901
                                                                                                                      ------------

                                                                                                   CONTRACT
                                                                                                     SIZE
                                                                                               -----------------
PURCHASED OPTIONS -- 0.6%
DEM 3.75% Call, Strike Price 90.20, 09/13/2000                                                        23,100,000           163,224
DEM 3.75% Call, Strike Price 91.05, 09/29/2000                                                        12,000,000            55,572
DEM 3.75% Call, Strike Price 92.49, 07/17/2000                                                           950,000                 0
DEM 4% Call, Strike Price 93.99, 07/04/2009                                                           25,000,000                 0
DEM 4% Call, Strike Price 95.43, 07/21/2000                                                           27,100,000                 0
DEM 4% Call, Strike Price 99.01, 08/03/2000                                                           13,280,000               133
DEM 4.5% Call, Strike Price 101.20, 08/14/2000                                                        13,515,000                 0
DEM 4.5% Call, Strike Price 95.42, 11/02/2000                                                         10,200,000            78,887
DEM 4.5% Call, Strike Price 95.54, 10/13/2000                                                         10,225,000            64,438

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                              CONTRACT          VALUE
SECURITY                                                                        SIZE          (NOTE 1A)
--------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS (CONTINUED)
DEM 4.75% Call, Strike Price 85.93, 09/11/2000                               11,224,500     $    386,572
DEM 5.38% Call, Strike Price 99.12, 02/01/2001                               10,000,000          227,240
DEM 5.38% Call, Strike Price 99.21, 01/03/2001                               25,000,000          542,100
JPY Put, Strike Price 150.00, 02/08/2001                                     13,450,000              134
JPY Put/AUD Call, Strike Price 68.75, 01/09/2001                             15,250,000          114,009
JPY Put/EUR Call, Strike Price 105.00, 11/09/2000                             9,260,000          128,205
JPY Put/EUR Call, Strike Price 110.25, 12/06/2001                             9,800,000          196,500
JPY Put/EUR Call, Strike Price 125.00, 08/29/2000                            22,950,000                0
JPY Put/USD Call, Strike Price 115.00, 09/01/2000                            11,850,000            8,295
JPY Put/USD Call, Strike Price 115.80, 08/14/2000                            13,500,000            2,700
JPY Put/USD Call, Strike Price 120.00, 11/07/2001                            10,850,000           86,800
USD Put/CAD Call, Strike Price 1.42, 10/19/2000                              11,150,000           17,840
USD Put/EUR Call, Strike Price 0.97, 11/09/2000                               8,400,000          213,360
USD Put/EUR Call, Strike Price 0.97, 11/01/2000                               8,550,000          239,400
USD Put/MXP Call, Strike Price 10.00, 4/12/2001                               2,625,000           53,757
USD Put/MXP Call, Strike Price 8.25, 04/12/2001                               5,250,000              661
UST 6.00% Call, Strike Price 95.59, 02/01/2001                                  100,000          417,969
UST 6.00% Call, Strike Price 95.98, 01/05/2001                                  100,000          443,500
UST 6.00% Call, Strike Price 99.88, 10/27/2000                                  215,000          274,629
UST 6.50% Call, Strike Price 100.88, 02/22/2001                                 190,000          669,453
UST 6.50% Call, Strike Price 99.53, 02/16/2001                                  190,000          843,600
                                                                                            ------------
TOTAL PURCHASED OPTIONS (COST $6,703,883)                                                      5,228,978
                                                                                            ------------

                                                                               PAR
                                                RATE      MATURITY            VALUE
                                               -------   ----------       -------------
SHORT-TERM INVESTMENTS -- 4.1%

U.S. GOVERNMENT AGENCY -- 3.5%
FHLMC Discount Note@                             6.179%  08/17/2000      $   29,900,000       29,659,006
                                                                                            ------------
REPURCHASE AGREEMENTS -- 0.6%
Investors Bank & Trust Repurchase Agreement, dated 06/30/00, due
07/03/00, with a maturity value of $5,349,655 and an effective yield of 5.75%, collateralized by a U.S. Government Agency
Obligation with a rate of 7.50%, maturity date of 11/01/27 and
market value of $5,454,138.                                                                    5,347,093
                                                                                            ------------
TOTAL SHORT-TERM INVESTMENTS (COST $34,992,772)                                               35,006,099
                                                                                            ------------
TOTAL INVESTMENTS -- 99.1% (COST $868,144,502)                                              $843,654,978

OTHER ASSETS, LESS LIABILITIES -- 0.9%                                                         7,271,732
                                                                                            ------------
NET ASSETS -- 100.0%                                                                        $850,926,710
                                                                                            ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration.
CVT - Convertible
FHLMC - Federal Home Loan Mortgage Corporation
FLIRB - Front Loaded Interest Reduction Bond
NCL - Non-callable
UST - United States Treasury
AUD - Australian Dollar
CAD - Canadian Dollar
DEM - German Deutsche Mark
EUR - Euro
JPY - Japanese Yen
MXP - Mexican Peso
USD - United States Dollar
* Denominated in United States dollars except for foreign country specific bonds which are denominated in their respective local currency.
+     Denotes all or part of security pledged as collateral.
(a)   Variable Rate Security; rate indicated is as of 6/30/00.
@     Rate noted is yield to maturity.
(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish International Fixed Income Fund (the "Fund") is a separate non-diversified investment series of the Trust.

      The Fund currently offers two classes of shares: Institutional Class and Service Class. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except for transfer agent fees and an account service fee of 0.25% of the average daily net assets of the Service Class of shares. Each class votes separately as a class only with respect to its own distribution plan or other matters that relate only to that class. Shares of each class would receive their pro-rata share of the net assets of the Fund (after satisfaction of any class-specific expenses) if the Fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the trustees determine during such sixty-day period that amortized value does not represent fair value.

      B. REPURCHASE AGREEMENTS

      It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian banks vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Fund to monitor on a daily basis, the market value and accrued interest of the repurchase agreements underlying investments to ensure the existence of a proper level of collateral.

      C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount on long-term debt securities when required for federal income tax purposes. Realized gains and losses from securities sold are recorded on the identified cost basis. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      D. FEDERAL TAXES

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      At December 31, 1999, the Fund, for federal income tax purposes, had a capital loss carryover which will reduce the Fund's taxable income arising from net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryover is $42,835,858 which expires on December 31, 2007. The Fund elected to defer to its fiscal year ending December 31, 2000 $3,104,760 of losses recognized during the period November 1, 1999 to December 31, 1999.

      E. FOREIGN CURRENCY TRANSACTIONS

      Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

      Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

      F. ALLOCATION OF OPERATING ACTIVITY

      Investment income, common expenses and realized gains and losses are allocated among the share classes of the Fund based on the relative net assets of each class. Service fees, which are directly attributable to the Service Class Shares, are charged to the Service Class operations.

      G. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on ex-dividend date. Distributions in excess of net realized gain on investments, written options, and foreign currency arise because of certain timing differences. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), litigation proceeds, market discount, non-taxable dividends, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

(2)   INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish International Management Company, LLC ("SIMCO") for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 0.40% of the Fund's average daily net assets. SIMCO voluntarily agreed to limit the Service Class operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) for the period ended June 30, 2000, so that the Service Class annual operating expenses do not exceed the total operating expenses of the Institutional Class (net of any expense limitation) for the comparable period plus 0.25% (the maximum Administration Service Fee). Pursuant to this agreement, for the period ended June 30, 2000, SIMCO reimbursed the Service Class $1,858 for class specific operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by SIMCO at any time. The

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      Trust pays no compensation directly to its trustees who are affiliated with SIMCO or to its officers, all of whom receive remuneration for their services to the Trust from SIMCO. Certain of the trustees and officers of the Trust are directors or officers of Standish Ayer & Wood, Inc. which is the parent company of SIMCO.

(3)   ADMINISTRATION SERVICE FEE:

      Pursuant to a service plan, the Service Class pays the service fee at an aggregate annual rate of up to 0.25% of the class average daily net assets. The service fee is payable for the benefit of participants in the omnibus accounts that are shareholders in the Service Class and is intended to be compensation to account administrators for providing personal services and/or account maintenance services to participants in omnibus accounts that are the beneficial owners of Service Class shares.

(4)   PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term investments, for the six months ended June 30, 2000 were as follows:

                                                    PURCHASES         SALES
                                                  --------------  --------------
      U.S. Government Securities                  $   81,847,717  $   60,072,401
                                                  ==============  ==============
      Investments (non-U.S.Government
         Securities)                              $1,086,262,410  $1,249,084,751
                                                  ==============  ==============

(5)   SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                     SIX MONTHS ENDED
                                                                       JUNE 30, 2000           YEAR ENDED
                                                                        (UNAUDITED)        DECEMBER 31, 1999
                                                                     ----------------      -----------------
      Institutional Class:
      Shares sold                                                         2,252,311            12,454,256
      Shares issued to shareholders in payment of
        distributions declared                                              761,592             3,856,026
      Shares redeemed                                                   (13,046,140)          (25,229,550)
                                                                       ------------          ------------
      Net decrease                                                      (10,032,237)           (8,919,268)
                                                                       ============          ============

                                                                       PERIOD FROM
                                                                      APRIL 25, 2000
                                                                     (COMMENCEMENT OF
                                                                      OPERATIONS) TO
                                                                      JUNE 30, 2000
                                                                       (UNAUDITED)
                                                                     ----------------

      Service Class:
      Shares sold                                                            26,691
      Shares issued to shareholders in payment of distributions
        declared                                                                 54
      Shares redeemed                                                       (22,085)
                                                                       ------------
      Net increase                                                            4,660
                                                                       ============

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      At June 30, 2000, one shareholder held of record approximately 23% of the total outstanding shares of the Institutional Class, and one shareholder held of record approximately 100% of the total outstanding shares of the Service Class. Investment activity of these shareholders could have a material impact on the Fund.

(6)   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2000, as computed on a federal income tax basis, were as follows:

      Aggregate Cost                                               $868,144,502
                                                                   ============
      Gross unrealized appreciation                                   9,849,751
      Gross unrealized depreciation                                 (34,339,275)
                                                                   -----------
      Net unrealized depreciation                                  $(24,489,524)
                                                                   ============

(7)   FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

      The Fund trades the following instruments with off-balance sheet risk:

      OPTIONS

      Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contracts exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract, or if the counterparty does not perform under the contracts terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      A summary of written option transactions for the six months ended June 30, 2000 is as follows:

      WRITTEN PUT OPTION TRANSACTIONS
      -------------------------------------------------------------------------------------------
                                                               NUMBER OF CONTRACTS     PREMIUMS
                                                               -------------------   ------------
      Outstanding, beginning of period                                   7           $ 1,671,842
      Options written                                                    9             1,748,037
      Options expired                                                   (1)             (228,375)
      Options closed                                                    (7)           (1,632,390)
                                                                      ----           -----------
      Outstanding, end of period                                         8           $ 1,559,114
                                                                      ====           ===========

      WRITTEN CALL OPTION TRANSACTIONS
      -------------------------------------------------------------------------------------------
                                                               NUMBER OF CONTRACTS     PREMIUMS
                                                               -------------------   ------------
      Outstanding, beginning of period                                   8           $   908,164
      Options written                                                    7               659,680
      Options expired                                                   (2)             (270,700)
      Options closed                                                    (6)             (431,430)
                                                                      ----           -----------
      Outstanding, end of period                                         7           $   865,714
                                                                      ====           ===========


      WRITTEN CROSS CURRENCY OPTION TRANSACTIONS
      -------------------------------------------------------------------------------------------
                                                               NUMBER OF CONTRACTS     PREMIUMS
                                                               -------------------   ------------
      Outstanding, beginning of period                                  10           $ 8,904,897
      Options written                                                   15             2,173,571
      Options expired                                                   (2)             (476,690)
      Options closed                                                   (13)           (5,666,183)
                                                                      ----           -----------
      Outstanding, end of period                                        10           $ 4,935,595
                                                                      ====           ===========

      FORWARD CURRENCY EXCHANGE CONTRACTS

      The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Fund primarily to protect the value of the Funds foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      At June 30, 2000, the Fund held the following forward foreign currency and cross currency exchange contracts:

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                         LOCAL PRINCIPAL         CONTRACT               MARKET        AGGREGATE     UNREALIZED
      CONTRACTS TO RECEIVE                   AMOUNT             VALUE DATE              VALUE        FACE AMOUNT    GAIN/(LOSS)
      -------------------------------------------------------------------------------------------------------------------------
      Argentinian Peso                        8,925,756    09/07/2000-04/17/2002     $  8,736,196    $  8,588,040   $   148,156
      Canadian Dollar                        24,870,000         09/27/2000             16,829,754      16,945,226      (115,472)
      Danish Krone                           27,960,000         09/20/2000              3,586,945       3,535,213        51,732
      Euro                                   60,866,048      07/06-09/20/2000          58,345,103      57,920,381       424,722
      Hong Kong Dollar                       41,470,000         08/13/2001              5,320,691       5,324,038        (3,347)
      Japanese Yen                       19,205,965,000    07/31/2000-05/17/2001      186,986,282     192,252,142    (5,265,860)
      Polish Zloty                           13,768,165         07/24/2000              3,133,401       3,350,000      (216,599)
      Slovakia Koruna                        94,642,834         09/11/2000              2,107,445       2,179,907       (72,462)
      Thai Baht                             227,880,000         09/11/2000              5,821,136       6,000,000      (178,864)
                                                                                     ------------    ------------   -----------
      TOTAL                                                                          $290,866,953    $296,094,947   $(5,227,994)
                                                                                     ============    ============   ===========

                                         LOCAL PRINCIPAL         CONTRACT                MARKET       AGGREGATE     UNREALIZED
      CONTRACTS TO RECEIVE                   AMOUNT             VALUE DATE               VALUE       FACE AMOUNT    GAIN/(LOSS)
      -------------------------------------------------------------------------------------------------------------------------
      Argentinian Peso                        9,240,109    07/10/2000-04/17/2002   $    8,757,279  $    8,665,970   $   (91,309)
      British Pound Sterling                 49,895,000         09/20/2000             75,756,240      75,097,907      (658,333)
      Canadian Dollar                        86,950,000         09/20/2000             58,828,703      58,966,759       138,056
      Danish Krone                           27,960,000         09/20/2000              3,586,945       3,565,872       (21,073)
      Euro                                  428,726,823    07/03/2000-08/22/2001      411,272,447     411,118,221      (154,226)
      Hong Kong Dollar                      171,352,470         08/13/2001             21,984,895      21,581,037      (403,858)
      Japanese Yen                       31,511,216,150    07/06/2000-08/17/2001      313,481,392     306,453,050    (7,028,342)
      New Zealand Dollar                     58,705,000         09/20/2000             27,521,800      28,112,630       590,830
      Polish Zloty                           13,768,165         07/24/2000              3,133,401       3,267,244       133,843
      Singapore Dollar                       33,760,000         09/27/2000             19,720,933      19,673,086       (47,847)
      Swedish Krona                         559,380,000         09/20/2000             63,995,503      65,329,051     1,333,548
      Thai Baht                             486,960,000         09/11/2000             12,439,267      12,000,000      (439,267)
                                                                                   --------------  --------------   -----------
      TOTAL                                                                        $1,020,478,805  $1,013,830,827   $(6,647,978)
                                                                                   ==============  ==============   ===========

      FORWARD FOREIGN CROSS CURRENCY EXCHANGE CONTRACTS

                                     MARKET                                        MARKET          CONTRACT        UNREALIZED
      CONTRACTS TO DELIVER           VALUE              IN EXCHANGE FOR            VALUE          VALUE DATE          GAIN
      -----------------------------------------------------------------------------------------------------------------------
      Euro                         $3,224,956           Hungarian Forint         $3,235,931       08/08/2000        $10,975
                                   ----------                                    ----------                         -------
      TOTAL                        $3,224,956                                    $3,235,931                         $10,975
                                   ==========                                    ==========                         =======

      FUTURES CONTRACTS

      The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Funds exposure to the underlying instrument, while selling futures tends to decrease the Funds exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contracts terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts.

      At June 30, 2000, the Fund held no open futures contracts.

      INTEREST RATE SWAP CONTRACTS

      Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Credit and market risk exist with respect to these instruments. If forecasts of interest rates and other market factors are incorrect, investment performance will diminish compared to what performance would have been if these investment techniques were not used. Even if the forecasts are correct, there are risks that the positions may correlate imperfectly with the asset or liability being hedged, a liquid secondary market may not always exist, or a counterparty to a transaction may not perform. The Fund expects to enter into these transactions primarily for hedging purposes including, but not limited to, preserving a return or spread on a particular investment or portion of its portfolio, protecting against currency fluctuations, as a duration management technique or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Gains and losses are realized upon the expiration or closing of the swap contracts.

      At June 30, 2000, the Fund held no open interest rate swap contracts.


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